Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 28, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		14,558,333
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		5,933,333	5,933,333
Private Placement Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 8.9